General information and statement of compliance with IFRS (Details)	3 Months Ended
Dec. 31, 2022 Vessel
Maximum [Member] | Offshore Vessels [Member] | Gulf of Mexico [Member]
Maritime Infrastructure Operations [Abstract]
Number of potential offshore vessels	945